RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	$ 3,693,542	$ 4,723,733
Asset Management and Reporting Fee	629,524	1,374,985
Fund Management Fee net of Asset Management and Reporting Fee	3,064,018	3,348,748
Series Twenty [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	32,952	66,576
Asset Management and Reporting Fee	4,547	123,117
Fund Management Fee net of Asset Management and Reporting Fee	28,405	(56,541)
Series Twenty One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	23,153	57,300
Asset Management and Reporting Fee	2,051	37,051
Fund Management Fee net of Asset Management and Reporting Fee	21,102	20,249
Series Twenty Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	42,810	59,835
Asset Management and Reporting Fee	5,911	27,311
Fund Management Fee net of Asset Management and Reporting Fee	36,899	32,524
Series Twenty Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	61,058	83,109
Asset Management and Reporting Fee	17,569	115,250
Fund Management Fee net of Asset Management and Reporting Fee	43,489	(32,141)
Series Twenty Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	50,352	64,002
Asset Management and Reporting Fee	5,858	83,730
Fund Management Fee net of Asset Management and Reporting Fee	44,494	(19,728)
Series Twenty Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	23,736	27,661
Asset Management and Reporting Fee	7,360	8,260
Fund Management Fee net of Asset Management and Reporting Fee	16,376	19,401
Series Twenty Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	103,978	152,491
Asset Management and Reporting Fee	21,841	111,234
Fund Management Fee net of Asset Management and Reporting Fee	82,137	41,257
Series Twenty Seven [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	153,432	163,014
Asset Management and Reporting Fee	21,380	22,076
Fund Management Fee net of Asset Management and Reporting Fee	132,052	140,938
Series Twenty Eight [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	97,548	173,354
Asset Management and Reporting Fee	10,250	93,978
Fund Management Fee net of Asset Management and Reporting Fee	87,298	79,376
Series Twenty Nine [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	87,860	230,779
Asset Management and Reporting Fee	14,619	47,727
Fund Management Fee net of Asset Management and Reporting Fee	73,241	183,052
Series Thirty [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	84,544	143,019
Asset Management and Reporting Fee	39,690	81,311
Fund Management Fee net of Asset Management and Reporting Fee	44,854	61,708
Series Thirty One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	172,957	294,288
Asset Management and Reporting Fee	34,914	66,713
Fund Management Fee net of Asset Management and Reporting Fee	138,043	227,575
Series Thirty Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	203,918	256,588
Asset Management and Reporting Fee	19,042	23,342
Fund Management Fee net of Asset Management and Reporting Fee	184,876	233,246
Series Thirty Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	72,927	118,662
Asset Management and Reporting Fee	20,420	59,633
Fund Management Fee net of Asset Management and Reporting Fee	52,507	59,029
Series Thirty Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	115,404	226,928
Asset Management and Reporting Fee	32,215	100,863
Fund Management Fee net of Asset Management and Reporting Fee	83,189	126,065
Series Thirty Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	132,845	198,216
Asset Management and Reporting Fee	16,403	24,985
Fund Management Fee net of Asset Management and Reporting Fee	116,442	173,231
Series Thirty Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	126,759	132,480
Asset Management and Reporting Fee	10,242	14,079
Fund Management Fee net of Asset Management and Reporting Fee	116,517	118,401
Series Thirty Seven [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	157,320	196,940
Asset Management and Reporting Fee	11,514	43,500
Fund Management Fee net of Asset Management and Reporting Fee	145,806	153,440
Series Thirty Eight [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	164,400	164,400
Asset Management and Reporting Fee	20,692	19,315
Fund Management Fee net of Asset Management and Reporting Fee	143,708	145,085
Series Thirty Nine [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	123,228	134,085
Asset Management and Reporting Fee	11,135	9,022
Fund Management Fee net of Asset Management and Reporting Fee	112,093	125,063
Series Forty [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	193,581	200,016
Asset Management and Reporting Fee	13,204	14,607
Fund Management Fee net of Asset Management and Reporting Fee	180,377	185,409
Series Forty One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	228,916	237,564
Asset Management and Reporting Fee	44,348	18,131
Fund Management Fee net of Asset Management and Reporting Fee	184,568	219,433
Series Forty Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	196,400	248,290
Asset Management and Reporting Fee	39,673	84,524
Fund Management Fee net of Asset Management and Reporting Fee	156,727	163,766
Series Forty Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	256,108	306,780
Asset Management and Reporting Fee	62,264	38,745
Fund Management Fee net of Asset Management and Reporting Fee	193,844	268,035
Series Forty Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	254,628	254,628
Asset Management and Reporting Fee	34,849	48,108
Fund Management Fee net of Asset Management and Reporting Fee	219,779	206,520
Series Forty Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	283,200	283,200
Asset Management and Reporting Fee	76,242	35,650
Fund Management Fee net of Asset Management and Reporting Fee	206,958	247,550
Series Forty Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	249,528	249,528
Asset Management and Reporting Fee	31,291	22,723
Fund Management Fee net of Asset Management and Reporting Fee	$ 218,237	$ 226,805